Our capital and liquidity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of issued capital
Our total capital as at 31 December was:

Total capital	Note	2022 US$m	2021 US$m
Equity attributable to owners of Rio Tinto (see Group balance sheet)		50,175	51,432
Equity attributable to non-controlling interests (see Group balance sheet)		2,099	5,158
Net debt/(cash)	19	4,188	(1,576)
Total capital		56,462	55,014

Summary of credit ratings	Our credit ratings, as provided by Standard & Poor’s and Moody’s investor services, as at 31 December were:

	2022	2021
Long-term rating	A/A2	A/A2
Short-term rating	A-1/P-1	A-1/P-1
Outlook	Stable/Stable	Stable/Stable

Summary of financial liability analysis
In the table below, we summarise the maturity profile of our financial liabilities on our balance sheet based on contractual undiscounted payments. When the amount payable is not fixed, the amount disclosed is determined by reference to the conditions existing at the end of the reporting period. This will therefore not necessarily agree with the amounts disclosed as the carrying value.

	2022					2021
Financial liability analysis At 31 December (Outflows)/Inflows	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 5 years US$m	After 5 years US$m	Total US$m	Within 1 year or on demand US$m	Between 1 and 2 years US$m	Between 2 and 5 years US$m	After 5 years US$m	Total US$m
Non-derivative financial liabilities
Trade and other financial payables(a)	(5,971)	(37)	(57)	(329)	(6,394)	(5,766)	(31)	(72)	(406)	(6,275)
Expected lease liability payments	(329)	(235)	(344)	(606)	(1,514)	(361)	(266)	(400)	(704)	(1,731)
Borrowings before swaps	(937)	(1,425)	(1,839)	(7,389)	(11,590)	(827)	(746)	(2,519)	(8,112)	(12,204)
Expected future interest payments(a)	(668)	(603)	(1,468)	(3,141)	(5,880)	(511)	(486)	(1,313)	(3,485)	(5,795)
Other financial liabilities	—	—	—	—	—	(20)	—	—	—	(20)
Derivative financial liabilities(b)
Derivatives related to net debt – net settled	(92)	(106)	(47)	(8)	(253)
Derivatives related to net debt – gross settled(a)
– gross inflows	37	481	72	651	1,241	41	41	560	756	1,398
– gross outflows	(69)	(615)	(102)	(875)	(1,661)	(44)	(44)	(658)	(909)	(1,655)
Derivatives not related to net debt – net settled	(78)	(60)	(129)	(77)	(344)	(186)	(77)	(53)	(37)	(353)
Derivatives not related to net debt – gross settled:								0
– gross inflows	71	—	—	—	71	1,302	—	—	—	1,302
– gross outflows	(71)	—	—	—	(71)	(1,340)	—	—	—	(1,340)
Total	(8,107)	(2,600)	(3,914)	(11,774)	(26,395)	(7,712)	(1,609)	(4,455)	(12,897)	(26,673)
(a)The interest payable at year end was removed from trade and other financial payables and is shown within expected future interest payments and derivatives related to net debt. Interest payments have been projected using interest rates applicable at the end of the applicable financial year. Where debt is subject to variable interest rates, future interest payments are subject to change in line with market rates.
(b)The maturity grouping is based on the earliest payment date.